SIGNIFICANT ACCOUNTING POLICIES (Schedule of Reconciliation of Cash and Restricted Cash) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Cash and cash equivalents	$ 16,890	$ 64,668	$ 55,222
Restricted cash - short term	1,110	2,858	9,766
Bank deposits	10,305	18,083	34,002
Restricted cash - long term	1,669	1,795	2,037
Total cash, cash equivalents, restricted cash and bank deposits shown in the statement of cash flows	$ 29,974	$ 87,404	$ 101,027	$ 95,962